ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 25.2%
	ADVERTISING & MARKETING - 1.0%
6,450	Interpublic Group of Companies, Inc.	$210,399
2,796	Omnicom Group, Inc.	212,859
		423,258
	ASSET MANAGEMENT - 0.5%
1,591	Charles Schwab Corporation (The)	105,531
969	Raymond James Financial, Inc.	94,439
		199,970
	CHEMICALS - 1.0%
1,145	CF Industries Holdings, Inc.	110,870
1,981	Corteva, Inc.	114,284
871	FMC Corporation	115,442
1,765	Mosaic Company (The)	110,171
		450,767
	COMMERCIAL SUPPORT SERVICES - 1.0%
4,321	Robert Half International, Inc.	424,798

	ENGINEERING & CONSTRUCTION - 1.0%
3,702	Quanta Services, Inc.	429,358

	HEALTH CARE FACILITIES & SERVICES - 1.0%
184	Anthem, Inc.	92,355
1,071	Centene Corporation(a)	86,269
211	Humana, Inc.	93,802
271	Molina Healthcare, Inc.(a)	84,945
178	UnitedHealth Group, Inc.	90,522
		447,893
	HEALTH CARE REIT - 0.9%
4,283	Healthpeak Properties, Inc.	140,525
2,544	Ventas, Inc.	141,319
1,553	Welltower, Inc.	141,028
		422,872
	HOTEL REITS - 0.9%
20,712	Host Hotels & Resorts, Inc.	421,489

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 25.2% (Continued)
	INDUSTRIAL REIT - 1.0%
3,669	Duke Realty Corporation	$200,878
1,271	Prologis, Inc.	203,729
		404,607
	INDUSTRIAL SUPPORT SERVICES - 1.0%
2,553	Fastenal Company	141,206
460	United Rentals, Inc.(a)	145,599
285	WW Grainger, Inc.	142,509
		429,314
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
345	Goldman Sachs Group, Inc. (The)	105,394
1,319	Morgan Stanley	106,298
		211,692
	INSURANCE - 1.8%
1,171	Aflac, Inc.	67,075
2,297	American International Group, Inc.	134,397
787	Assurant, Inc.	143,140
700	Globe Life, Inc.	68,656
2,051	Hartford Financial Services Group, Inc. (The)	143,427
1,049	Lincoln National Corporation	63,097
1,058	MetLife, Inc.	69,489
1,012	Principal Financial Group, Inc.	68,958
643	Prudential Financial, Inc.	69,772
		828,011
	MACHINERY - 0.9%
1,143	Deere & Company	431,539

	METALS & MINING - 1.0%
10,514	Freeport-McMoRan, Inc.	426,343

	OFFICE REIT - 0.0%(b)
139	Orion Office REIT, Inc.	1,865

	OIL & GAS PRODUCERS - 3.9%
1,247	APA Corporation	51,040

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 25.2% (Continued)
	OIL & GAS PRODUCERS - 3.9% (Continued)
932	Chevron Corporation	$146,016
530	ConocoPhillips	50,626
1,896	Coterra Energy, Inc.	54,586
876	Devon Energy Corporation	50,957
363	Diamondback Energy, Inc.	45,821
424	EOG Resources, Inc.	49,506
1,682	Exxon Mobil Corporation	143,391
496	Hess Corporation	51,123
8,076	Kinder Morgan, Inc.	146,579
2,015	Marathon Oil Corporation	50,214
1,635	Marathon Petroleum Corporation	142,670
2,682	Occidental Petroleum Corporation	147,751
2,150	ONEOK, Inc.	136,160
1,713	Phillips 66	148,619
199	Pioneer Natural Resources Company	46,262
1,269	Valero Energy Corporation	141,468
4,210	Williams Companies, Inc. (The)	144,361
		1,747,150
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
4,587	Baker Hughes Company	142,289
4,002	Halliburton Company	142,551
3,677	Schlumberger N.V.	143,440
		428,280
	REAL ESTATE SERVICES - 1.0%
5,139	CBRE Group, Inc., Class A(a)	426,743

	RETAIL - CONSUMER STAPLES - 0.9%
7,928	Kroger Company (The)	427,795

	RETAIL - DISCRETIONARY - 1.0%
525	Advance Auto Parts, Inc.	104,806
55	AutoZone, Inc.(a)	107,550
1,234	CarMax, Inc.(a)	105,853

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 25.2% (Continued)
	RETAIL - DISCRETIONARY - 1.0% (Continued)
176	O’Reilly Automotive, Inc.(a)	$106,753
		424,962
	RETAIL REIT - 1.0%
723	Federal Realty Investment Trust	84,634
3,339	Kimco Realty Corporation	84,577
1,280	Realty Income Corporation	88,781
1,231	Regency Centers Corporation	84,730
707	Simon Property Group, Inc.	83,426
		426,148
	STEEL - 1.0%
2,738	Nucor Corporation	423,788

	TECHNOLOGY HARDWARE - 1.0%
440	Apple, Inc.	69,366
4,527	Hewlett Packard Enterprise Company	69,761
1,985	HP, Inc.	72,711
905	NetApp, Inc.	66,291
892	Seagate Technology Holdings plc	73,179
1,370	Western Digital Corporation(a)	72,706
		424,014
	WHOLESALE - CONSUMER STAPLES - 1.0%
4,755	Archer-Daniels-Midland Company	425,858

	TOTAL COMMON STOCKS (Cost $10,440,047)	11,108,514

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 61.4%
	EQUITY - 34.4%
297,166	Arrow DWA Country Rotation ETF(c)(i)	9,206,202
60,000	Arrow Reverse Cap 500 ETF(c)(i)	1,340,802
167,408	Invesco DB Commodity Index Tracking Fund, N(a)	4,608,742
		15,155,746

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 61.4% (Continued)
	FIXED INCOME - 24.5%
104,464	iShares 1-3 Year Treasury Bond ETF	$8,660,066
17,577	iShares TIPS Bond ETF	2,128,047
		10,788,113
	MIXED ALLOCATION - 2.5%
11,126	Arrow Reserve Capital Management ETF(i)	1,103,199

	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,638,330)	27,047,058

Shares		Fair Value
	EXCHANGE-TRADED NOTE — 4.1%
	EQUITY - 4.1%
85,779	JPMorgan Alerian MLP Index ETN	1,786,777

	TOTAL EXCHANGE-TRADED NOTE (Cost $1,801,230)	1,786,777

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.0%
	MONEY MARKET FUND - 2.0%
901,210	First American Government Obligations Fund, Class X, 0.22%(e)(g)(h)	901,210
	TOTAL MONEY MARKET FUNDS (Cost $901,210)	901,210

	TOTAL SHORT-TERM INVESTMENT (Cost $901,210)	901,210

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Contracts(f)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 2.0%
90	S&P500 EMINI OPTN Jun22P ESM2P 4200 Index	GS	06/17/2022	$4,200	$18,900,000	$889,875
	TOTAL PUT OPTIONS PURCHASED (Cost - $405,000)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $405,000)					889,875

	TOTAL INVESTMENTS - 94.7% (Cost $38,185,817)					$41,733,434
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%					2,330,049
	NET ASSETS - 100.0%					$44,063,483

ETF	- Exchange-Traded Fund

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

GS	Goldman Sachs

MS	Morgan Stanley

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Affiliated Company - The Arrow DWA Tactical: Balanced Fund holds in excess of 5% of the outstanding voting securities of the exchange traded fund.

(e)	Rate disclosed is the seven day effective yield as of April 30, 2022.

(f)	Each contract is equivalent to one futures contract.

(g)	All or a portion of this investment is a holding of the ADWAB Fund Limited.

(h)	All or a portion of this investment is pledged as collateral for swap agreements.

(i)	Affiliated Exchange Traded Fund.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

FINANCIAL INDEX SWAP
Notional Value at April 30, 2022	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$2,302,975	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/21/2022	$61,086

Additional Information — Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of April 30, 2022.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
1		CAC Index	May-22	Morgan Stanley	$52,031	0.09%	$219
1		CFE VIX	May-22	Morgan Stanley	31,709	0.06%	2,213
0	*	DAX Index	Jun-22	Morgan Stanley	38,590	0.07%	(811)
0	*	Emini Nasdaq	Jun-22	Morgan Stanley	8,880	0.02%	(505)
0	*	Emini S&P	Jun-22	Morgan Stanley	85,559	0.16%	(3,752)
1		Euro_Stoxx50	Jun-22	Morgan Stanley	43,657	0.08%	(773)
5		FTSE Index	Jun-22	Morgan Stanley	441,469	0.80%	3,434
16		Mexican Peso CME	Jun-22	Morgan Stanley	388,135	0.71%	6,504
0	*	Mini Dow	Jun-22	Morgan Stanley	56,801	0.10%	(2,478)
6		SFE SPI 200	Jun-22	Morgan Stanley	752,271	1.37%	(245)
							$3,806

* Less than 1 contract

Open Short Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(17)		2 Yr T-Note	Jun-22	Morgan Stanley	$(3,685,299)	6.72%	$45,988
(12)		5 Yr T-Note	Jun-22	Morgan Stanley	(1,323,489)	2.41%	24,756
(9)		Aussie 10 Yr Bond	Jun-22	Morgan Stanley	(798,791)	1.46%	9,997
(32)		Aussie 3 Yr Bond	Jun-22	Morgan Stanley	(2,455,709)	4.48%	10,256
(3)		Australian Dollar CME	Jun-22	Morgan Stanley	(220,359)	0.40%	4,385
(11)		British Pound CME	Jun-22	Morgan Stanley	(867,826)	1.58%	20,944
(5)		Canadian Dollar CME	Jun-22	Morgan Stanley	(419,871)	0.77%	3,528
(0	) *	CFE VIX	Jul-22	Morgan Stanley	(1,058)	0.00%	(1)
(1)		CFE VIX	Jun-22	Morgan Stanley	(17,251)	0.03%	(1,026)
(17)		Erx 2 Bund	Jun-22	Morgan Stanley	(2,007,087)	3.66%	7,954
(6)		Erx Bobl	Jun-22	Morgan Stanley	(873,127)	1.59%	25,462
(10)		EUR/USD CME	Jun-22	Morgan Stanley	(1,257,545)	2.29%	45,445
(14)		Euribor	Sep-23	Morgan Stanley	(3,562,747)	6.50%	31,420
(4)		Euro Bund	Jun-22	Morgan Stanley	(667,438)	1.22%	32,078
(22)		Eurodollars	Dec-23	Morgan Stanley	(5,273,574)	9.61%	19,628
(4)		Gilts	Jun-22	Morgan Stanley	(536,149)	0.98%	6,570
(1)		Hang Seng Index	May-22	Morgan Stanley	(198,828)	0.36%	(11,414)
(15)		Ice 3Mth Sonia Future	Jun-23	Morgan Stanley	(4,535,775)	8.27%	7,347
(2)		Japan Govt Bond OSE	Jun-22	Morgan Stanley	(2,795,353)	5.10%	(5,952)
(9)		Japanese Yen CME	Jun-22	Morgan Stanley	(861,819)	1.57%	22,665
(0	) *	OSK Nikkei	Jun-22	Morgan Stanley	(78,888)	0.14%	1,500
(10)		Swiss Franc CME	Jun-22	Morgan Stanley	(1,314,606)	2.40%	43,449
(1)		Topix Index	Jun-22	Morgan Stanley	(81,266)	0.15%	(1,014)
(6)		US 10 Yr Notes	Jun-22	Morgan Stanley	(691,595)	1.26%	13,424
(3)		US T.Bond	Jun-22	Morgan Stanley	(471,469)	0.86%	14,233
							$371,622

*	Less than 1 contract

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 32.73%.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

COMMODITY INDEX SWAP ++
Notional Value at April 30, 2022	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$3,235,207	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/21/2022	$71,818

Net Unrealized Appreciation on Swap Contracts						$132,904

++	All of these contracts are holdings of the ADWAB Fund Limited

Additional Information — Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of April 30, 2022.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
10		AluminiumLME	May-22	Morgan Stanley	$725,470	8.66%	$(67,236)
5		Beanmeal	Jul-22	Morgan Stanley	202,201	2.41%	(12,081)
4		Beanoil	Jul-22	Morgan Stanley	211,375	2.52%	14,026
1		Brent Oil	Aug-22	Morgan Stanley	121,143	1.45%	1,925
3		Cocoa NY	Jul-22	Morgan Stanley	86,364	1.03%	(2,273)
0	*	Coffee NY	Jul-22	Morgan Stanley	6.834	0.08%	(258)
7		Corn	Jul-22	Morgan Stanley	292.051	3.49%	27,039
5		Cotton	Jul-22	Morgan Stanley	379.418	4.53%	14,942
1		Crude Oil	Jun-22	Morgan Stanley	40.153	0.48%	(5,694)
2		Gas Oil LDN	Jun-22	Morgan Stanley	205.800	2.46%	20,739
1		Gasoline Blendstock	Jun-22	Morgan Stanley	130,505	1.56%	4,789
2		Gold CMX	Jun-22	Morgan Stanley	447.083	5.34%	(3,443)
1		Heating Oil	Jun-22	Morgan Stanley	131.528	1.57%	16,518
0	*	Heating Oil	Aug-22	Morgan Stanley	6.047	0.07%	(69)
0	*	Hi Gr. Copper	Jul-22	Morgan Stanley	36.175	0.43%	(437)
5		KCBT Red Wheat	Jul-22	Morgan Stanley	260.866	3.11%	2,925
1		Lean Hogs	Jun-22	Morgan Stanley	98.793	1.18%	2,725
2		Natural Gas	Jun-22	Morgan Stanley	175.357	2.09%	18,812
0	*	Natural Gas TTF (GTS)	Jun-22	Morgan Stanley	37.264	0.44%	1,122
3		Soybeans	Jul-22	Morgan Stanley	214.284	2.56%	(889)
2		Wheat	Jul-22	Morgan Stanley	119.121	1.42%	(6,304)
							$26,878

Open Short Future Contracts
(9)		AluminiumLme	Mar-22	Morgan Stanley	(660.084)	7.88%	109,223
(2)		Live Cattle	May-22	Morgan Stanley	(91.024)	1.09%	593
(6)		Live Cattle	Mar-22	Morgan Stanley	(293,896)	3.51%	6,515
(1)		Sugar NY	Apr-22	Morgan Stanley	(18,480)	0.22%	14
							$116,345

*	Less than 1 contract

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 40.42%.

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares						Fair Value
		EXCHANGE-TRADED FUNDS — 73.4%
		EQUITY - 73.4%
68,927		Energy Select Sector SPDR Fund				$5,179,865
122,697		Financial Select Sector SPDR Fund				4,234,273
244,693		Invesco DB Commodity Index Tracking Fund, N(a)				6,736,398
68,681		iShares Cohen & Steers REIT ETF				4,699,154
32,877		iShares Select Dividend ETF				4,060,967
43,183		SPDR Dow Jones REIT ETF				4,823,109
60,525		Utilities Select Sector SPDR Fund				4,313,012
71,622		WisdomTree US Total Dividend Fund				4,403,321
						38,450,099

		TOTAL EXCHANGE-TRADED FUNDS (Cost $36,132,804)				38,450,099

Shares						Fair Value
		SHORT-TERM INVESTMENT — 10.2%
		MONEY MARKET FUND - 10.2%
5,322,908		First American Government Obligations Fund, Class X, 0.22%(b)(e)				5,322,908
		TOTAL MONEY MARKET FUND (Cost $5,322,908)				5,322,908

		TOTAL SHORT-TERM INVESTMENT (Cost $5,322,908)				5,322,908

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 2.0%
	PUT OPTIONS PURCHASED - 2.0%
104	S&P500 EMINI Option	GS	06/17/2022	$4,200	$21,840,000	$1,028,300
	TOTAL PUT OPTIONS PURCHASED (Cost - $468,000)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $468,000)					1,028,300

	TOTAL INVESTMENTS - 85.6% (Cost $41,923,712)					$44,801,307
	OTHER ASSETS IN EXCESS OF LIABILITIES - 14.4%					7,552,060
	NET ASSETS - 100.0%					$52,353,367

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
13	ICE Brent Crude Oil Future(e)	05/31/2022	$1,392,820	$437,404
17	NYMEX Henry Hub Natural Gas Futures(e)	04/26/2023	746,810	(2,070)
13	NYMEX Light Sweet Crude Oil Future(e)	11/21/2022	1,213,290	179,330
74	NYMEX Light Sweet Crude Oil Future(e)	12/20/2022	6,794,680	1,788,579
11	NYMEX NY Harbor ULSD Futures(e)	05/31/2022	1,855,947	746,065
12	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	11/30/2022	1,376,827	278,918
	TOTAL FUTURES CONTRACTS			$3,428,226

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

GS	Goldman Sachs

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2022.

(c)	Each contract is equivalent to one futures contract.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	All or a portion of this investment is a holding of the ADWAT Fund Limited.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 29.2%
	MIXED ALLOCATION - 29.2%
424,277	Arrow Reserve Capital Management ETF(a)(e)	$42,069,186

	TOTAL EXCHANGE-TRADED FUNDS (Cost $42,474,830)	42,069,186

Shares		Fair Value
	SHORT-TERM INVESTMENT — 34.3%
	MONEY MARKET FUND - 34.3%
49,314,735	First American Government Obligations Fund, Class X, 0.22%(b)(c)(d)	49,314,735
	TOTAL MONEY MARKET FUND (Cost $49,314,735)	49,314,735

	TOTAL SHORT-TERM INVESTMENT (Cost $49,314,735)	49,314,735

	TOTAL INVESTMENTS - 63.5% (Cost $91,789,565)	$91,383,921
	OTHER ASSETS IN EXCESS OF LIABILITIES - 36.5%	52,433,270
	NET ASSETS - 100.0%	$143,817,191

ETF	- Exchange-Traded Fund

(a)	Affiliated Company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of the exchange traded fund.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2022.

(c)	All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the “MFT Fund”).

(d)	All or a portion of this investment is pledged as collateral for swap agreements.

(e)	Affiliated Exchange Traded Fund.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2022

FINANCIAL INDEX SWAP
Notional Value at April 30, 2022	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$64,359,020	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/21/2022	$1,704,751

Additional Information — Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of April 30, 2022.

Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
21	CAC Index	May-22	Morgan Stanley	$1,454,014	0.09%	$6,113
28	CFE VIX	May-22	Morgan Stanley	886,104	0.06%	61,841
3	DAX Index	Jun-22	Morgan Stanley	1,078,395	0.07%	(22,655)
1	Emini Nasdaq	Jun-22	Morgan Stanley	248,160	0.02%	(14,112)
12	Emini S&P	Jun-22	Morgan Stanley	2,390,941	0.16%	(104,836)
31	Euro_Stoxx50	Jun-22	Morgan Stanley	1,220,007	0.08%	(21,604)
130	FTSE Index	Jun-22	Morgan Stanley	12,336,876	0.80%	95,970
445	Mexican Peso CME	Jun-22	Morgan Stanley	10,846,435	0.71%	181,751
10	Mini Dow	Jun-22	Morgan Stanley	1,587,299	0.10%	(69,242)
160	SFE SPI 200	Jun-22	Morgan Stanley	21,022,234	1.37%	(6,854)
						$106,372

Open Short Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(489)	2 Yr T-Note	Jun-22	Morgan Stanley	$(102,985,826)	6.72%	$1,285,145
(328)	5 Yr T-Note	Jun-22	Morgan Stanley	(36,984,949)	2.41%	691,820
(254)	Aussie 10 Yr Bond	Jun-22	Morgan Stanley	(22,322,244)	1.46%	279,328
(889)	Aussie 3 Yr Bond	Jun-22	Morgan Stanley	(68,624,870)	4.48%	286,616
(87)	Australian Dollar CME	Jun-22	Morgan Stanley	(6,157,941)	0.40%	122,535
(308)	British Pound CME	Jun-22	Morgan Stanley	(24,251,430)	1.58%	585,269
(151)	Canadian Dollar CME	Jun-22	Morgan Stanley	(11,733,309)	0.77%	98,601
(1)	CFE VIX	Jul-22	Morgan Stanley	(29,574)	0.00%	(10)
(15)	CFE VIX	Jun-22	Morgan Stanley	(482,085)	0.03%	(28,668)
(482)	Erx 2 Bund	Jun-22	Morgan Stanley	(56,088,122)	3.66%	222,271
(182)	Erx Bobl	Jun-22	Morgan Stanley	(24,399,574)	1.59%	711,542
(265)	EUR/USD CME	Jun-22	Morgan Stanley	(35,142,142)	2.29%	1,269,959
(383)	Euribor	Sep-23	Morgan Stanley	(99,561,080)	6.50%	878,036
(115)	Euro Bund	Jun-22	Morgan Stanley	(18,651,573)	1.22%	896,433
(610)	Eurodollars	Dec-23	Morgan Stanley	(147,370,226)	9.61%	548,497
(100)	Gilts	Jun-22	Morgan Stanley	(14,982,690)	0.98%	183,596
(42)	Hang Seng Index	May-22	Morgan Stanley	(5,556,262)	0.36%	(318,963)
(413)	Ice 3Mth Sonia Future	Jun-23	Morgan Stanley	(126,752,397)	8.27%	205,304
(68)	Japan Govt Bond OSE	Jun-22	Morgan Stanley	(78,116,248)	5.10%	(166,325)
(249)	Japanese Yen CME	Jun-22	Morgan Stanley	(24,083,556)	1.57%	633,378
(11)	OSK Nikkei	Jun-22	Morgan Stanley	(2,204,520)	0.14%	41,917
(285)	Swiss Franc CME	Jun-22	Morgan Stanley	(36,736,707)	2.40%	1,214,188
(15)	Topix Index	Jun-22	Morgan Stanley	(2,270,976)	0.15%	(28,342)
(162)	US 10 Yr Notes	Jun-22	Morgan Stanley	(19,326,655)	1.26%	375,139
(94)	US T.Bond	Jun-22	Morgan Stanley	(13,175,218)	0.86%	397,736
						$10,385,002

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 32.73%.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2022

COMMODITY INDEX SWAP ++
Notional Value at April 30, 2022	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$75,643,900	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/21/2022	$1,650,838

Net Unrealized Appreciation on Swap Contracts						$3,355,589

++	All these contracts are holdings of the Arrow MFT Fund Limited.

Additional Information — Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of April 30, 2022.

Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
223	Aluminium LME	May-22	Morgan Stanley	$16,956,318	8.66%	$(1,571,504)
109	Beanmeal	Jul-22	Morgan Stanley	4,726,019	2.41%	(282,369)
98	Beanoil	Jul-22	Morgan Stanley	4,940,441	2.52%	327,830
27	Brent Oil	Aug-22	Morgan Stanley	2,831,457	1.45%	44,995
79	Cocoa NY	Jul-22	Morgan Stanley	2,018,576	1.03%	(53,127)
2	Coffee NY	Jul-22	Morgan Stanley	159,741	0.08%	(6,042)
168	Corn	Jul-22	Morgan Stanley	6,826,074	3.49%	631,986
122	Cotton	Jul-22	Morgan Stanley	8,868,087	4.53%	349,243
22	Crude Oil	Jun-22	Morgan Stanley	938,497	0.48%	(133,086)
41	Gas Oil LDN	Jun-22	Morgan Stanley	4,810,150	2.46%	484,736
21	Gasoline Blendstock	Jun-22	Morgan Stanley	3,050,273	1.56%	111,925
55	Gold CMX	Jun-22	Morgan Stanley	10,449,607	5.34%	(80,467)
18	Heating Oil	Jun-22	Morgan Stanley	3,074,197	1.57%	386,081
1	Heating Oil	Aug-22	Morgan Stanley	141,327	0.07%	(1,603)
8	Hi Gr. Copper	Jul-22	Morgan Stanley	845,525	0.43%	(10,225)
110	KCBT Red Wheat	Jul-22	Morgan Stanley	6,097,196	3.11%	68,375
22	Lean Hogs	Jun-22	Morgan Stanley	2,309,077	1.18%	63,695
57	Natural Gas	Jun-22	Morgan Stanley	4,098,603	2.09%	439,678
12	Natural Gas TTF (GTS)	Jun-22	Morgan Stanley	870,961	0.44%	26,226
59	Soybeans	Jul-22	Morgan Stanley	5,008,441	2.56%	(20,786)
53	Wheat	Jul-22	Morgan Stanley	2,784,192	1.42%	(147,334)
						$628,227
Open Short Future Contracts
(203)	Aluminium Lme	Mar-22	Morgan Stanley	(15,428,066)	7.88%	2,552,859
(39)	Live Cattle	May-22	Morgan Stanley	(2,127,486)	1.09%	13,848
(129)	Live Cattle	Mar-22	Morgan Stanley	(6,869,204)	3.51%	152,285
(20)	Sugar NY	Apr-22	Morgan Stanley	(431,928)	0.22%	322
						$2,719,314

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 40.20%.